Cash Flow and Cash Equivalent Information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Non-cash transactions
Decrease in intangible assets through an increase in trading properties	$ 0	$ 20	$ 2
Decrease in trading properties through an increase in investment properties	0	0	146
Increase in investment properties through an increase in borrowings	0	1	145
Increase in properties plant and equipment through an increase in borrowings	0	0	10
Increase in properties plant and equipment through a decrease in investment properties	0	0	30
Increase in trade and other receivables through a decrease in investment in associates and joint ventures (dividends)	0	0	647
Decrease in trade and other receivables through an increase in investment in associates and joint ventures	0	0	13
Decrease in associates and joint ventures through a decrease in borrowings (dividends)	0	0	13
Decrease in associates and joint ventures through a decrease in equity	0	0	62
Increase in intangible assets through an increase in trade and other payables	1	1,732	0
Currency translation adjustment in associates	24	33	0
Decrease in trading properties through an increase in intangible assets	0	371	0
Increase in investment properties through a decrease in properties plant and equipment	0	253	0
Decrease in investment properties through an increase in intangible assets	0	558	0
Increase in investment in financial assets through a decrease in trade and other receivables	1,035	1,056	0
Decrease in equity through an increase in borrowings (dividends)	0	82	0
Increase in rights of use assets through a decrease in properties plant and equipment	0	32	0
Increase in financial assets through a decrease in investment in associates and joint ventures (dividends)	0	43	0
Increase in investment in associates and joint ventures through a decrease in investment in financial assets	0	1,283	0
Decrease in equity through an increase in trade and other payables	0	1	0
Decrease in intangible assets through an increase in trade and other payables	0	7	0
Increase in investment properties through a decrease in trade and other receivables	9	8,125	0
Increase in investment properties through an increase in equity	0	411	0
Increase in investment properties through an increase in tax credits and debts	0	137	0
Increase in financial assets through a decrease in investment properties	0	1,785	0
Increase in investment properties through a decrease in intangible assets	0	76	0
Increase in leases liabilities through a decrease in borrowings	0	11	0
Decrease in trade and other payables through a decrease in trade and other receivables	495	0	0
Increase in trade and other receivables through a decrease in financial assets	90	0	0
Decrease in financial assets through a decrease in trade and other payables	24	0	0
Decrease in investment properties through an increase in properties plant and equipment	872	10	0
Reclassification to financial instruments	15	0	0
Decrease in equity through a decrease in trade and other receivables (dividends)	10,458	0	0
Decrease in finance leases through a decrease in trade and other receivables	12	0	0
Decrease in property, plant and equipment through an increase in equity	155	0	0
Decrease in property, plant and equipment through an increase in tax credits and debts	83	0	0
Decrease in property, plant and equipment through an increase in investment properties	292	0	0
Increase in trading properties through a decrease in trade and other receivables	7	0	0
Increase in rights of use through increased lease liabilities	$ 30	$ 0	$ 0